Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,011,000.00
Previously Paid Amount	0.00
Total Fee Amount	139.62
Total Offset Amount	0.00
Net Fee	139.62
Narrative - Max Aggregate Offering Price	$ 1,011,000.00
Final Prospectus	true